SCHEDULE OF OTHER NON CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 4,080	$ 4,077